ANNUAL
                                     REPORT
                                                              SEPTEMBER 30, 1998

                                                             [TIPS LOGO OMITTED]

                                          --------------------------------------
                                                Clover Small Cap Value Fund
                                          --------------------------------------
                                                 Clover Equity Value Fund
                                          --------------------------------------
                                                 Clover Max Cap Value Fund
                                          --------------------------------------
                                                 Clover Fixed Income Fund
                                          --------------------------------------





                                     This information must be preceded or
                                     accompanied by a current prospectus for
                                     each Fund described.

INVESTMENT REVIEW
CLOVER SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

The Clover Small Cap Value Fund seeks attractive returns through investment in a diversified portfolio of stocks. The Fund's focus is on relatively unknown companies whose market capitalizations fall in the small and micro-cap categories. Within this sector we isolate and invest in companies that trade at attractive values relative to a firm's book value, cash flow, debt commitment, peers, and company specific historical valuation. It is our belief that within this sector of small, inexpensive, and relatively obscure stocks, rewarding investment gains can be realized.
     For the fiscal year ended September 30, 1998 the Clover Small Cap Value Fund declined 21.25%, compared with a loss of 19.02% to the benchmark Frank Russell 2000 Index. Generally speaking, small-cap stocks were out-of-favor for the majority of the year. Fund performance was aided by the appreciation of stocks from a broad variety of sectors. Investment efforts were focused on small, undervalued and relatively obscure companies with reasonable prospects for share price appreciation. Although no industry sectors were specifically targeted for investment, depressed valuations in several sectors led to emphasis in those areas. Sectors that made significant contributions to Fund performance included the computer software, REIT and communication sectors. Fund performance was also aided by a significant amount of merger and acquisition activity involving Fund holdings.
     Looking ahead, the Fund will continue to consistently apply its core investment methodology. This involves isolation of individual companies with inexpensive share prices relative to their fundamental statistics and future operating potential. We believe that there is no value gained by attempting to forecast broad market movements, interest rates or macroeconomic changes, and therefore intend to keep levels of cash reasonably low at all times. Despite volatile equity markets in the past year, we were able to opportunistically purchase the shares of undervalued companies, and anticipate additional opportunities in the months ahead.

      COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE CLOVER SMALL CAP VALUE FUND, VERSUS THE FRANK RUSSELL 2000 INDEX

              Annualized
   One-Year   Inception
   Return     to Date (1)
   -21.25%     9.74%

                                                   [LINE GRAPH OMITTED]
                                                  PLOT POINTS AS FOLLOWS:

                                                       CLOVER RUSSELL
                                                    FEB 96 10,000 10,000
                                                    OCT 96 10,908 10,586
                                                    SEP 97 16,169 14,320
                                                    SEP 98 12,733 11,596



These figures represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. (1) The Clover Small Cap Value Fund began operations on February 28, 1996.

INVESTMENT REVIEW
CLOVER EQUITY VALUE FUND
--------------------------------------------------------------------------------

The Clover Equity Value Fund utilizes a research-driven, value-oriented approach to equity investing. The Fund invests in equity and convertible securities that possess favorable valuation attributes relative to the stock market averages or the valuation characteristics of the company's stock in past years. Valuations are measured by a stock's price relative to the company's per share cash flows, revenues, book value, earnings and its liquidation value on the private market. Earnings and cash flow are normalized in the case of companies where profit margins are temporarily depressed and improvements are anticipated.
     For the fiscal year ended September 30, 1998 the Equity Value Fund posted a total return of (6.00%) versus a total return of (6.31%) for the S&P 400 Mid-Cap Index. After a strong start in 1998, the equity markets began to weaken in the Spring due to anxiety over the Asian economic meltdown and the growing number of companies reporting earnings shortfalls. By mid-year, Russia and South America entered financial and economic crisis. In the face of evolving global economic chaos, the U.S. and European equity markets entered serious corrections. While the U.S. economy remains strong, future growth expectations are being reduced and equity valuations are adjusting accordingly.
     The Fund's performance tracked its benchmark index, receiving strong performance from its holdings in Computer Software, Food Retailers and Consumer Staples while its holdings with industrial or cyclical characteristics notably underperformed.
     The widespread stock market declines have created a markedly increased opportunity to purchase cheap stocks and we anticipate a broadening of diversification among the Fund's sectors as the coming year evolves.
     Subsequent to the inception of the Fund, product segmentation by market capitalization has proliferated in the mutual fund arena. In response to this trend, there has been a stratification of fund categories by market capitalization. For this reason, the Clover Equity Value Fund has changed its benchmark index from the S&P 500 Index to the S&P 400 MidCap Index, a category that did not exist when the Fund originated. This new index is more reflective of the Fund's investment universe, and is therefore a more meaningful reference for shareholders.

      COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE CLOVER EQUITY VALUE FUND, VERSUS THE S&P 500 COMPOSITE INDEX ,
                    AND THE S&P 400 MID-CAP INDEX

           Annualized  Annualized   Annualized
  One-Year   3-Year    5-Year       Inception
   Return    Return    Return       to Date (1)
   -6.00%     9.69%    14.88%       13.44%


                                                   [LINE GRAPH OMITTED]
                                                  PLOT POINTS AS FOLLOWS:

                                                 CLOVER S&P S&P 400
                                                 DEC 91 10,000 10,000 10,000
                                                 OCT 92 10,014 10,247 10,017
                                                 OCT 93 11,145 11,573 12,420
                                                 OCT 94 13,471 12,000 12,615
                                                 OCT 95 16,892 15,564 15,867
                                                 OCT 96 18,759 18,727 18,088
                                                 SEP 97 23,717 26,298 25,159
                                                 SEP 98 22,294 28,681 23,572



These figures represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.
(1) The Clover Equity Value Fund began operations on December 6, 1991.

INVESTMENT REVIEW
CLOVER MAX CAP VALUE FUND
--------------------------------------------------------------------------------

The Clover Max Cap Value Fund utilizes a value-driven selection process to construct a portfolio of large, high-quality equities with low valuations based on price/book value and price/cash flow. Since inception on October 31, 1997 the Fund has posted a return of (6.52%) versus a total return for the S&P 500 Composite Index of 14.18%. For calendar 1998, the Fund has posted a return of (7.60%) versus the S&P 500 capitalization return of 6.00%, and the S&P 500 equal weighted return of (2.80%). After a strong start in 1998, the equity markets began to weaken in the Spring due to anxiety over the Asian economic meltdown and the growing number of companies reporting earnings shortfalls. By mid-year, Russia and South America entered financial and economic crisis. In the face of evolving global economic chaos, the U.S. and European equity markets entered serious corrections. While the U.S. economy remains strong, future growth expectations are being reduced and equity valuations are adjusting accordingly.
     The Fund's performance lagged its benchmark index as poor performance of holdings in consumer cyclicals, basic materials, energy and technology eclipsed the splendid performance in consumer staples, healthcare and utilities. The broad market decline has created a situation in which there is a significant valuation gap between a few large-cap growth equities and many large-cap value equities. We feel that given the Fund's broadly diversified value-oriented holdings, the Fund is uniquely positioned to benefit should this valuation gap narrow as anticipated.

 COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
 CLOVER MAX CAP VALUE FUND, VERSUS THE S&P 500 COMPOSITE INDEX

 Cumulative
 Inception
  to Date (1)
   -6.52%
                                                   [LINE GRAPH OMITTED]
                                                  PLOT POINTS AS FOLLOWS:

                                                       CLOVER S&P 500
                                                    OCT 97 10,000 10,000
                                                     OCT 96 9,347 11,284


These figures represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.
(1) The Clover Max Cap Value Fund began operations on October 31, 1997.

INVESTMENT REVIEW
CLOVER FIXED INCOME FUND
--------------------------------------------------------------------------------

The Clover Fixed Income Fund produced a total rate of return for the fiscal year ended September 30, 1998 of 11.32%, in line with the 11.61% total rate of return recorded by the Merrill Lynch U.S. Domestic Master Index.
     Interest rates on U.S. Treasury issues fell sharply during the fiscal year. Market interest rates declined by 80 basis points (1 basis point = 1/100 of 1%) on short-term issues. Intermediate Treasury obligations had nearly a 180 basis point decline while long-term bonds declined by approximately 150 basis points. The table below profiles the change in interest rates for selected maturities of various U.S. Treasury debt issues over the twelve-month period ended September 30, 1998.

-----------------------------------------------
                      9/30/97          9/30/98
  6-month Bills        5.27%            4.47%
  1-year Bills         5.44%            4.39%
  3-year Notes         5.85%            4.38%
  5-year Notes         5.99%            4.22%
  10-year Notes        6.11%            4.41%
  30-year Bonds        6.40%            4.97%

     The global economic turmoil in Asia and Russia produced increasingly strong sentiment within the bond market that the Federal Reserve would be required to lower interest rates in the United States. In fact, most of the decline in interest rates noted in the table above had already occurred well before the Fed finally took action on September 29, 1998 by reducing the targeted overnight bank-lending rate (i.e., the Fed Funds Rate) by 1/4 percentage point to 5.25%. Clearly the bond market's anticipation proved to be correct. Evidence of global economic slowing continued to mount as the fiscal year progressed and was compounded by serious problems in the highly-leveraged hedge fund industry. However, with interest rates on 5-year Treasury Notes ending the quarter at 4.22%, nearly 100 basis points below the new Fed Fund's Rate, the market clearly believes that the Fed has a lot more work to do.
     We are very pleased that the Fund was able to remain competitive with its benchmark index, the Merrill Lynch U.S. Domestic Master Index, in light of significant increase in the yield spread between U.S. Treasury Bonds and all other sectors of the fixed income markets. In fact, the Merrill Lynch Corporate Master Index underperformed the Merrill Lynch Government Master Index by nearly 300 basis points, the Merrill Lynch Mortgage Master Index by 500 basis points and the Merrill Lynch High Yield Master Index by over 1000 basis points for the full fiscal year period.

     COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
 CLOVER FIXED INCOME FUND, VERSUS THE MERRILL LYNCH U.S. DOMESTIC MASTER INDEX


           Annualized  Annualized  Annualized
  One-Year   3-Year    5-Year      Inception
   Return    Return    Return      to Date (1)
   11.32%     8.68%     7.30%      8.40%
                                                   [LINE GRAPH OMITTED]
                                                  PLOT POINTS AS FOLLOWS:

                                                            CLOVER LYNCH
                                                    DEC 91 10,000 10,000
                                                    OCT 92 10,582 10,596
                                                    OCT 93 12,002 11,869
                                                    OCT 94 11,582 11,440
                                                    OCT 95 13,350 13,247
                                                    OCT 96 14,186 14,006
                                                    SEP 97 15,240 15,043
                                                    SEP 98 16,965 16,785


These figures represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.
(1) The Clover Fixed Income Fund began operations on December 6, 1991.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
September 30, 1998
                                                 Market
                                                 Value
CLOVER SMALL CAP VALUE FUND           Shares     (000)
--------------------------------------------------------------------------------
COMMON STOCK (94.7%)
AEROSPACE & DEFENSE (0.6%)
   Allied Research*                  13,000      $   97
                                                 ------
AIR TRANSPORTATION (1.0%)
   Mesa Air Group*                   30,000         150
                                                 ------
APPAREL/TEXTILES (0.8%)
   Burlington Industries*             7,400          70
   Conso Products*                    6,000          36
   Dixie Group                        4,000          26
                                                 ------
                                                    132
                                                 ------
AUTOMOTIVE (3.5%)
   Exide                              6,600          76
   Jason*                            14,000         105
   Keystone Automotive
     Industries*                     11,720         231
   Oshkosh Truck                      5,300         132
                                                 ------
                                                    544
                                                 ------
AUTO PARTS (0.8%)
   TBC*                              22,000         132
                                                 ------
BANKS (2.5%)
   Business Bank of California*       3,000          40
   Clovis Community Bank-CA*          2,500          57
   First Federal Savings and
     Loan of Alpena                   3,000          40
   First Place Financial                900          48
   National Bancshares-VA             2,200          51
   Pioneer Bancshares                 1,400          84
   Ridgestone Financial Services*     2,625          42
   Wake Forest Federal Savings
     and Loan                         2,000          26
                                                 ------
                                                    388
                                                 ------
BEAUTY PRODUCTS (1.2%)
   Allou Health & Beauty, Cl A*      12,000          59
   Jean Philippe Fragrances*         19,500         134
                                                 ------
                                                    193
                                                 ------
BROADCASTING, NEWSPAPERS & ADVERTISING (4.3%)
   Comcast UK Cable Partners*        39,500         612
   Four Media*                       15,500          58
                                                 ------
                                                    670
                                                 ------

                                                Market
                                                 Value
                                    Shares       (000)
--------------------------------------------------------------------------------
CHEMICALS (2.2%)
   CPAC* 33,000                      $  293
   Terra Industries                  10,000          56
                                                 ------
                                                    349
                                                 -------
COMMUNICATIONS EQUIPMENT (2.7%)
   California Microwave*              2,500          21
   Cobra Electronics*                35,000         131
   Performance Technologies*         24,000         222
   TII Industries*                   21,500          44
                                                 ------
                                                    418
                                                 ------
COMPUTERS & SERVICES (9.7%)
   Bell & Howell*                     2,500          65
   Carnegie Group *                  21,200          56
   Data General*                     13,500         147
   MAPICS*                           32,700         721
   Marcam Solutions*                 11,000          95
   Metatec*                          42,300         157
   Powerhouse Technologies*           9,200          82
   Santa Cruz Operation*             11,000          48
   Sequent Computer Systems*         17,000         148
                                                 ------
                                                  1,519
                                                 ------
CONSUMER PRODUCTS (2.3%)
   Vans*                             44,000         363
                                                 ------
ELECTRICAL EQUIPMENT (0.8%)
   American Technical Ceramics*       7,500          50
   IEC Electronics*                  15,000          75
                                                 ------
                                                    125
                                                 ------
ELECTRICAL UTILITIES (1.8%)
   Calpine*                           9,600         194
   Trigen Energy                      7,000          91
                                                 ------
                                                    285
                                                 ------
ENTERTAINMENT (1.1%)
   Ascent Entertainment Group*       12,000          96
   Aztar*                            20,000          77
                                                 ------
                                                    173
                                                 ------
ENVIRONMENTAL SERVICES (0.1%)
   Gundle/Slt Environmental*          3,000          10
   NSC                                1,403           1
                                                 ------
                                                     11
                                                 ------

  The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
September 30, 1998


                                                 Market
CLOVER SMALL CAP VALUE FUND                      Value
(Continued)                         Shares       (000)
--------------------------------------------------------------------------------
FINANCIAL SERVICES (3.7%)
   Cash America International        45,500      $  506
   EzCorp, Cl A                       9,000          74
                                                 ------
                                                    580
                                                 ------
FOOD, BEVERAGE & TOBACCO (3.7%)
   Canandaigua Brands, Cl A*          3,100         122
   Chock Full O'Nuts*                13,100          82
   Imperial Holly                    11,000          74
   M&F Worldwide*                    19,000         189
   Sanderson Farms                    8,000         107
                                                 ------
                                                    574
                                                 ------
GAS/NATURAL GAS (0.5%)
   HS Resources*                      7,500          86
                                                 ------
INSURANCE (2.3%)
   Acceptance Insurance*              9,000         187
   LaSalle Re Holdings                4,000         106
   Standard Management*              10,000          67
                                                 ------
                                                    360
                                                 ------
LEISURE PRODUCTS (5.0%)
   Arctic Cat                        22,000         197
   GT Bicycles*                      63,100         503
   Riddell Sports*                   21,500          86
                                                 ------
                                                    786
                                                 ------
LUMBER & WOOD PRODUCTS (1.5%)
   Building Materials Holding*        6,500          85
   Cavalier Homes                    16,000         149
                                                 ------
                                                    234
                                                 ------
MACHINERY (2.4%)
   Brown & Sharpe
     Manufacturing, Cl A*            16,900         127
   Daw Technologies*                 35,000          50
   Defiance                          12,000          90
   Plasma-Therm*                      2,100           7
   Transpro                          19,500          97
                                                 ------
                                                    371
                                                 ------
MARINE TRANSPORTATION (0.4%)
   Maritrans                          8,300          58
                                                 ------


                                                Market
                                                 Value
                                    Shares       (000)
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES (2.5%)
   Advocat*                          13,000      $   84
   Genesis Health Ventures*           4,000          49
   Laserscope*                       25,000          28
   Mariner Post-Acute Network*        7,000          36
   Matria Healthcare*                31,000          66
   Raytel Medical*                   28,000         128
                                                 ------
                                                    391
                                                 ------
METALS & MINING (0.9%)
   Echo Bay Mines                    30,000          71
   Kinross Gold*                     25,000          77
                                                 ------
                                                    148
                                                 ------
PAPER & PAPER PRODUCTS (0.8%)
   Rock-Tenn, Cl A                   12,000         133
                                                 ------
PETROLEUM & FUEL PRODUCTS (0.3%)
   Tesoro Petroleum*                  3,300          43
                                                 ------
PRINTING & PUBLISHING (2.4%)
   Cadmus Communications              4,800          94
   Norwood Promotional Products*     14,700         277
                                                 ------
                                                    371
                                                 ------
PROFESSIONAL SERVICES (4.3%)
   Emcon*                            36,000         117
   Exponent Inc*                      3,000          15
   Franklin Covey*                   12,000         235
   ICT Group*                        43,000         107
   Inacom*                            7,000         132
   Right Management Consultants*      5,000          61
                                                 ------
                                                    667
                                                 ------
REAL ESTATE INVESTMENT TRUSTS (9.2%)
   Eastgroup Properties               6,000         113
   Entertainment Properties Trust    10,000         185
   Home Properties of New York       12,600         331
   National Golf Properties           5,000         138
   Storage Trust Realty              29,000         681
                                                 ------
                                                  1,448
                                                 ------
RETAIL (11.3%)
   Books-A-Million*                   5,000          13
   Buttrey Food & Drug Stores*       12,700         196
   Cache*                            31,000         136



 The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
September 30, 1998



                                                 Market
CLOVER SMALL CAP VALUE FUND                      Value
(Concluded)                         Shares       (000)
--------------------------------------------------------------------------------
   Catherine's Stores*               9,900     $    77
   DAMARK International, Cl A*      30,000         218
   Department 56*                    2,900          78
   Duckwall-ALCO Stores*            11,000         140
   Jacobson Stores*                 20,100         166
   Max & Erma's Restaurants*        15,000         109
   Michael Anthony Jewelers*        12,700          34
   Star Buffet*                     12,200          69
   Tandycrafts*                     91,700         355
   ValueVision International, Cl A* 45,000         183
                                               -------
                                                 1,774
                                               -------
RUBBER & PLASTIC (0.9%)
   Treadco*                         22,000         138
                                               -------
SEMI-CONDUCTORS/INSTRUMENTS (1.5%)
   Exar*                             6,000          91
   Interphase*                      20,000         113
   Tegal*                           12,700          29
                                               -------
                                                   233
                                               -------
TELEPHONES & TELECOMMUNICATION (0.9%)
   Cellular Communications of
     Puerto Rico*                    6,000          70
   CoreComm*                         6,000          65
                                                ------
                                                   135
                                                ------
TRANSPORTATION SERVICES (1.0%)
   Laidlaw                          16,000         151
                                                ------
TRUCKING (1.4%)
   Celadon Group*                    9,400          92
   Consolidated Freightways*        11,000          91
   Yellow*                           2,500          34
                                               -------
                                                   217
                                               -------
WHOLESALE (2.4%)
   Fleming Companies                 2,600          32
   Moore Medical*                    5,000          61
   Nash-Finch                        7,000         103
   Patrick Industries                6,000          89
   PrimeSource                      12,000          99
                                               -------
                                                   384
                                               -------
TOTAL COMMON STOCK
   (Cost $15,924)                               14,831
                                               -------


                                    Face        Market
                                    Amount       Value
                                    (000)        (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (5.5%)
   Morgan Stanley,
     5.05%, dated 09/30/98,
      matures 10/01/98, repurchase
      price $868,375 (collateralized
      by U.S. Treasury Note, par value
      $822,702, 7.75%, matures
      02/15/01: total market value
      $889,733)                      $  868    $   868
                                               -------
TOTAL REPURCHASE AGREEMENT
   (Cost $868)                                     868
                                               -------
TOTAL INVESTMENTS (100.2%)
   (Cost $16,792)                               15,699
                                               -------
OTHER ASSETS AND LIABILITIES, NET (-0.2%)          (37)
                                               -------

NET ASSETS:
   Portfolio Shares (unlimited
     authorization--no par value)
     based on 1,362,726 outstanding
     shares of beneficial interest              16,857
   Accumulated net realized loss
     on investments                               (102)
   Net unrealized depreciation
     on investments                             (1,093)
                                               -------
TOTAL NET ASSETS (100.0%)                      $15,662
                                               =======
   Net Asset Value, Offering and
     Redemption Price Per Share                 $11.49
                                               =======

*  NON-INCOME PRODUCING SECURITY
CL--CLASS

  The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
September 30, 1998


                                                Market
                                                 Value
CLOVER EQUITY VALUE FUND             Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK (84.8%)
BROADCASTING, NEWSPAPERS & ADVERTISING (2.6%)
   Comcast UK Cable Partners
     Limited*                      150,000     $ 2,325
                                               -------
BUILDING & CONSTRUCTION PRODUCTS (1.4%)
   Clayton Homes                    70,000       1,225
                                               -------
CHEMICALS (3.6%)
   Agrium                          200,000       1,700
   Geon                             85,800       1,523
                                               -------
                                                 3,223
                                               -------
COMMUNICATIONS EQUIPMENT (4.4%)
   Harman International             50,000       1,834
   Scientific-Atlanta              100,000       2,112
                                               -------
                                                 3,946
                                               -------
COMPUTERS & SERVICES (18.7%)
   MAPICS*                         300,000       6,619
   Marcam Solutions*               180,000       1,552
   Policy Management Systems*      101,000       4,090
   SunGard Data Systems*           150,000       4,725
                                               -------
                                                16,986
                                               -------
CONSUMER PRODUCTS (0.7%)
   Nine West Group*                 70,000         669
                                               -------
ENTERTAINMENT (4.1%)
   King World Productions*         143,900       3,759
                                               -------
FINANCIAL SERVICES (0.9%)
   Cash America International       75,000         834
                                               -------
GAS/NATURAL GAS (4.0%)
   AGL Resources                    65,000       1,259
   Laclede Gas                      50,000       1,153
   Northwest Natural Gas            45,000       1,245
                                               -------
                                                 3,657
                                               -------
INSURANCE (3.4%)
   Acceptance Insurance*            60,000       1,249
   HSB Group                        22,500         908
   Renaissancere Holdings           20,000         908
                                               -------
                                                 3,065
                                               -------




                                                Market
                                                 Value
                                    Shares       (000)
--------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS (1.9%)
   Nuevo Energy*                    40,000     $   845
   Phillips Petroleum               20,000         903
                                               -------
                                                 1,748
                                               -------
PRINTING & PUBLISHING (1.7%)
   American Greetings, Cl A         40,000       1,583
                                               -------
REAL ESTATE INVESTMENT TRUSTS (4.9%)
   Chateau Communities              50,000       1,397
   Manufactured Home
     Communities                    75,000       1,908
   Storage Trust Realty             50,000       1,175
                                               -------
                                                 4,480
                                               -------
RETAIL (6.5%)
   Department 56*                   80,000       2,160
   Kroger*                          75,000       3,750
                                               -------
                                                 5,910
                                               -------
RETAIL - FOOD (1.2%)
   Hannaford Brothers               25,000       1,056
                                               -------
RUBBER & PLASTIC (3.8%)
   Hanna                           100,000       1,125
   Myers Industries                102,000       2,346
                                               -------
                                                 3,471
                                               -------
STEEL & STEEL WORKS (1.8%)
   UCAR International*              90,000       1,620
                                               -------
TELEPHONES & TELECOMMUNICATION (14.2%)
   COMSAT                           70,000       2,468
   Frontier                        300,000       8,213
   Sprint                           31,000       2,232
                                               -------
                                                12,913
                                               -------
TRUCKING (1.5%)
   Yellow*                         100,000       1,350
                                               -------
WHOLESALE (3.5%)
   Avnet                            30,000       1,104
   Supervalu                        90,000       2,098
                                               -------
                                                 3,202
                                               -------


The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
September 30, 1998



                                    Shares/      Market
CLOVER EQUITY VALUE FUND          Face Amount    Value
(Concluded)                          (000)       (000)
--------------------------------------------------------------------------------
TOTAL COMMON STOCK
(Cost $64,743)                                 $77,022
                                               -------

CONVERTIBLE BOND (0.7%)
   Meditrust
     7.500%, 03/01/01                $  600        584
                                               -------
TOTAL CONVERTIBLE BOND
   (Cost $594)                                     584
                                               -------

CORPORATE OBLIGATIONS (4.3%)
   Canandaigua Brands
     8.750%, 12/15/03                 1,500      1,508
   Tenet Healthcare
     8.000%, 01/15/05                 2,300      2,435
                                               -------
TOTAL CORPORATE OBLIGATIONS
   (Cost $3,759)                                 3,943
                                               -------

REPURCHASE AGREEMENT (11.3%)
   Morgan Stanley,
     5.05%, dated 09/30/98,
     matures 10/01/98, repurchase
     price $10,281,348
     (collateralized by various
     U.S. Treasury Notes, par value
     $10,526,299, 4.50% - 7.75%,
     matures 09/30/00 - 02/15/01:
     market value $10,536,305)       10,279     10,279
                                               -------
TOTAL REPURCHASE AGREEMENT
   (Cost $10,279)                               10,279
                                               -------
TOTAL INVESTMENTS (101.1%)
   (Cost $79,375)                               91,828
                                               -------
OTHER ASSETS AND LIABILITIES, NET (-1.1%)       (1,022)
                                               -------


                                                Market
                                                 Value
                                                 (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 5,728,250 outstanding
     shares of beneficial interest            $ 78,080
   Undistributed net investment income              41
   Accumulated net realized gain
     on investments                                232
   Net unrealized appreciation
     on investments                             12,453
                                              --------
TOTAL NET ASSETS (100.0%)                     $ 90,806
                                              ========
   Net Asset Value, Offering and
     Redemption Price Per Share                 $15.85
                                              ========
* NON-INCOME PRODUCING SECURITY
CL--CLASS



The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
September 30, 1998

                                                Market
                                                 Value
CLOVER MAX CAP VALUE FUND           Shares       (000)
--------------------------------------------------------------------------------
COMMON STOCKS (97.0%)
AEROSPACE & DEFENSE (1.0%)
   Litton Industries*                   300    $    18
                                               -------
AIR TRANSPORTATION (0.7%)
   Northwest Airlines*                  525         13
                                               -------
AUTOMOTIVE (2.8%)
   Federal Signal                     1,600         34
   General Motors                       300         16
                                               -------
                                                    50
                                               -------
AUTO PARTS (1.4%)
   Cummins Engine                       500         15
   Meritor Automotive                   600          9
                                               -------
                                                    24
                                               -------
BANKS (5.7%)
   Chase Manhattan                      500         22
   JP Morgan                            150         13
   NationsBank                          350         19
   Norwest                              500         18
   PNC Bank                             375         17
   Republic New York                    300         12
                                               -------
                                                   101
                                               -------
BROADCASTING, NEWSPAPERS
   & ADVERTISING (0.1%)
   RH Donnelley                         140          2
                                               -------
CHEMICALS (1.7%)
   Dow Chemical                         350         30
                                               -------
COMPUTERS & SERVICES (8.2%)
   Electronic Data Systems              700         23
   Hewlett Packard                      325         17
   NCR*                                 500         14
   Networks Associates*                 450         16
   Oracle*                              775         23
   Seagate Technology*                  600         15
   Silicon Graphics*                  2,000         19
   3Com*                                600         18
                                               -------
                                                   145
                                               -------

                                                Market
                                                 Value
                                    Shares       (000)
--------------------------------------------------------------------------------
CONSUMER PRODUCTS (3.5%)
   General Mills                        200    $    14
   HJ Heinz                             500         25
   Johnson & Johnson                    300         23
                                               -------
                                                    62
                                               -------
CONTAINERS & PACKAGING (0.9%)
   Crown Cork & Seal                    600         16
                                               -------
DRUGS (5.3%)
   Abbott Laboratories                  300         13
   Bristol-Myers Squibb                 200         21
   Eli Lilly                            275         21
   Merck 300                             39
                                               -------
                                                    94
                                               -------
ELECTRICAL UTILITIES (1.6%)
   Central & South West                 300          9
   Duke Energy                          150         10
   FPL Group                            150         10
                                               -------
                                                    29
                                               -------
ENTERTAINMENT (0.9%)
   Walt Disney                          650         16
                                               -------
FOOD, BEVERAGE & TOBACCO (3.9%)
   Anheuser Busch                       600         32
   ConAgra                              450         12
   McCormick                            900         26
                                               -------
                                                    70
                                               -------
GAS/NATURAL GAS (5.0%)
   AGL Resources                        900         17
   Eastern Enterprises                  500         21
   National Fuel & Gas                  800         38
   Nicor                                300         12
                                               -------
                                                    88
                                               -------
GLASS PRODUCTS (0.8%)
   Corning                              500         15
                                               -------
HOUSEHOLD PRODUCTS (2.6%)
   Alberto-Culver, Cl B                 400          9
   Allergan                             325         19
   Whirlpool                            400         19
                                               -------
                                                    47
                                               -------



 The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
September 30, 1998

                                                Market
CLOVER MAX CAP VALUE FUND                        Value
(Continued)                         Shares       (000)
--------------------------------------------------------------------------------
INDUSTRIAL ELECTRONICS (1.1%)
   Raytheon Company, Cl A                 6    $    --
   Raytheon Company, Cl B               350         19
                                               -------
                                                    19
                                               -------
INSURANCE (1.0%)
   Safeco                               400         17
                                               -------
MACHINERY (1.1%)
   Black & Decker                       450         19
                                               -------
MEASURING DEVICES (0.7%)
   EG&G                                 550         12
                                               -------
MEDICAL PRODUCTS & SERVICES (6.1%)
   Baxter International                 500         30
   Healthsouth*                         400          4
   Med Partners*                      1,600          5
   Pall                               1,650         37
   St. Jude Medical*                    700         16
   Tenet Healthcare*                    600         17
                                               -------
                                                   109
                                               -------
METALS & MINING (0.4%)
   Freeport-McMoran Copper
     & Gold, Cl B                       600          7
                                               -------
PAPER & PAPER PRODUCTS (1.9%)
   Chesapeake                           700         24
   Union Camp                           250         10
                                               -------
                                                    34
                                               -------
PETROLEUM & FUEL PRODUCTS (3.7%)
   Atlantic Richfield                   200         14
   Kerr-McGee                           300         14
   Occidental Petroleum               1,400         30
   Phillips Petroleum                   150          7
                                               -------
                                                    65
                                               -------
PETROLEUM REFINING (2.8%)
   Amoco 200                             11
   Ashland                              300         14
   Chevron                              300         25
                                               -------
                                                    50
                                               -------


                                                Market
                                                 Value
                                    Shares       (000)
--------------------------------------------------------------------------------
PROFESSIONAL SERVICES (0.5%)
   Dun & Bradstreet*                    350    $    9
                                               -------
RAILROADS (0.7%)
   Norfolk Southern                     400         12
                                               -------
REAL ESTATE INVESTMENT TRUSTS (8.8%)
   Camden Property Trust                800         22
   Chateau Communities                  600         17
   Equity Office Properties Trust       800         20
   Equity Residential
     Properties Trust                 1,300         55
   First Industrial Realty Trust      1,100         28
   Meditrust                            800         14
                                               -------
                                                   156
                                               -------
RESTAURANTS (2.8%)
   McDonald's                           350         21
   Wendy's International              1,300         29
                                               -------
                                                    50
                                               -------
RETAIL (4.0%)
   Federated Department Stores*         200          7
   Rite Aid                             525         19
   Sears Roebuck                        525         23
   Toys `R' Us*                         800         13
   Winn Dixie Stores                    250          9
                                               -------
                                                    71
                                               -------
RETAIL - FOOD (1.7%)
   Hannaford Brothers                   250         10
   Richfood Holdings                  1,400         21
                                               -------
                                                    31
                                               -------
RUBBER & PLASTIC (1.0%)
   Rubbermaid                           700         17
                                               -------
SEMI-CONDUCTORS/INSTRUMENTS (1.6%)
   Applied Materials*                   300          8
   LSI Logic*                           800         10
   National Semiconductor*            1,100         11
                                               -------
                                                    29
                                               -------


  The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
September 30, 1998

                                 Shares/Face    Market
CLOVER MAX CAP VALUE FUND           Amount       Value
(Concluded)                          (000)       (000)
--------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATION (7.8%)
   ALLTEL                              550     $    26
   Bell Atlantic                       400          19
   BellSouth                           275          21
   Frontier                            850          23
   General Instrument*                 350           8
   Northern Telecom Limited            150           5
   Sprint                              300          22
   Telephone & Data Systems            250           9
   Tellabs*                            125           5
                                               -------
                                                   138
                                               -------
TRANSPORTATION SERVICES (1.1%)
   FDX*                                150           7
   Laidlaw                             900           8
   Ryder System                        200           5
                                               -------
                                                    20
                                               -------
WHOLESALE (2.1%)
   Avnet                               425          16
   Supervalu                           900          21
                                               -------
                                                    37
                                               -------
TOTAL COMMON STOCK
   (Cost $1,931)                                 1,722
                                               -------

REPURCHASE AGREEMENT (5.2%)
   Morgan Stanley,
     5.05%, dated 09/30/98,
     matures 10/01/98, repurchase
     price $92,834 (collateralized
     by U.S. Treasury Note,
     par value $87,952, 7.75%, matures
     02/15/01: market value $95,119)    $ 93        93
                                               -------
TOTAL REPURCHASE AGREEMENT
   (Cost $93)                                       93
                                               -------
TOTAL INVESTMENTS (102.2%)
   (Cost $2,024)                                 1,815
                                               -------
OTHER ASSETS AND LIABILITIES, NET (-2.2%)          (39)
                                               -------


                                                Market
                                                 Value
                                                 (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 192,841 outstanding
     shares of beneficial interest             $ 1,985
   Net unrealized depreciation
     on investments                               (209)
                                               -------
TOTAL NET ASSETS (100.0%)                      $ 1,776
                                               =======
   Net Asset Value, Offering and
     Redemption Price Per Share                  $9.21
                                               =======
* NON-INCOME PRODUCING SECURITY
CL--CLASS



  The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
September 30, 1998

                                      Face      Market
                                     Amount      Value
CLOVER FIXED INCOME FUND              (000)      (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (50.1%)
ENTERTAINMENT (3.4%)
   Mattel
     6.750%, 05/15/00                $  350     $   361
   Walt Disney
     6.375%, 03/30/01                   750         776
                                                -------
                                                  1,137
                                                -------
FINANCIAL SERVICES (2.7%)
   General Motors Acceptance
     7.750%, 01/15/99                   400         403
   Pitney Bowes Credit
     5.650%, 01/15/03                   500         513
                                                -------
                                                    916
                                                -------
FOOD, BEVERAGE & TOBACCO (8.3%)
   Anheuser Busch
     6.750%, 08/01/03                   750         810
   Bass America
     6.750%, 08/01/99                   450         454
   Canandaigua Brands
     8.750%, 12/15/03                 1,250       1,256
   Grand Metropolitan Investment
     6.500%, 09/15/99                   250         253
                                                -------
                                                  2,773
                                                -------
GAS/NATURAL GAS (3.2%)
   Columbia Gas Systems
     6.610%, 11/28/02                 1,000       1,054
                                                -------
UTILITIES (11.6%)
   Detroit Edison
     6.560%, 05/01/01                   500         519
   Florida Power & Light
     5.500%, 07/01/99                   800         802
   Northern Illinois Gas
     6.750%, 06/01/02                 1,000       1,060
   Northern States Power
     7.875%, 10/01/01                   650         704
     5.875%, 03/01/03                   750         782
                                                -------
                                                  3,867
                                                -------
INDUSTRIAL (0.6%)
   Masco
     6.125%, 09/15/03                   200         208
                                                -------


                                      Face      Market
                                     Amount      Value
                                      (000)      (000)
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES (12.6%)
   Abbott Laboratories
     5.600%, 10/01/03                $  700     $   722
   Eli Lilly
     8.125%, 12/01/01                   250         274
     6.250%, 03/15/03                   750         792
   Meditrust, CV
     7.500%, 03/01/01                   570         554
   Tenet Healthcare
     8.000%, 01/15/05                 1,250       1,323
   Zeneca Wilmington
     6.300%, 06/15/03                   500         527
                                                -------
                                                  4,192
                                                -------
OIL/GAS (1.6%)
   Texaco Capital
     7.420%, 07/15/02                   500         543
                                                -------
PRINTING & PUBLISHING (1.8%)
   Knight-Ridder
     8.500%, 09/01/01                   562         595
                                                -------
REAL ESTATE INVESTMENT TRUSTS (1.5%)
   Meditrust
     7.000%, 08/15/07                   500         498
                                                -------
RETAIL (2.8%)
   Dayton Hudson
     7.500%, 03/01/99                   500         504
   Wal-Mart Stores
     8.625%, 04/01/01                   400         436
                                                -------
                                                    940
                                                -------
TOTAL CORPORATE OBLIGATIONS
   (Cost $16,158)                                16,723
                                                -------
U.S. GOVERNMENT MORTGAGE-BACKED BONDS (13.2%)
   FHLMC, Pool # 252641
     8.000%, 07/01/07                    28          29
   FHLMC, Pool # 277449
     8.500%, 09/01/09                    14          15
   FHLMC, REMIC,  Ser 1546, Cl H
     7.000%, 12/15/22                   390         420
   FNMA, Pool # 369214
     5.000%, 04/01/09                   344         335
   FNMA, REMIC, Ser 1993-118 Cl G
     6.500%, 11/25/06                 1,000       1,022
   FNMA, REMIC, Ser 1993-95, Cl PE
     6.500%, 10/25/07                   750         764
   FNMA, REMIC, Ser 1994-17, Cl H
     6.000%, 02/25/09                   750         765


  The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
September 30, 1998

                                      Face      Market
CLOVER FIXED INCOME FUND             Amount      Value
(Concluded)                           (000)      (000)
--------------------------------------------------------------------------------
   FNMA, REMIC, Ser G93-21, Cl VE
     6.600%, 11/25/07                 $ 184    $    189
   GNMA, Pool # 013125
     8.000%, 10/15/06                    31          32
   GNMA, Pool # 187899
     8.000%, 05/15/17                   187         195
   GNMA, Pool # 196477
     10.000%, 04/15/10                   72          77
   GNMA, Pool # 202886
     8.000%, 03/15/17                   204         213
   GNMA, Pool # 221235
     8.500%, 07/15/17                    79          84
   GNMA, Pool # 331786
     8.000%, 08/15/22                   262         273
                                                -------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED BONDS
   (Cost $4,281)                                  4,413
                                                -------


                                                Market
                                                 Value
                                    Shares       (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (32.1%)
   U.S. Treasury Bond
     7.250%, 05/15/16                 1,250       1,552
     7.500%, 11/15/16                   500         637
     8.125%, 05/15/21                   750       1,039
     7.125%, 02/15/23                 1,500       1,893
   U.S. Treasury Notes
     6.625%, 04/30/02                   600         644
     7.250%, 05/15/04                   150         171
     7.875%, 11/15/04                   500         592
     7.500%, 02/15/05                   300         351
     6.500%, 05/15/05                   950       1,065
     6.500%, 08/15/05                   250         282
     6.500%, 10/15/06                 1,500       1,702
   U.S. Treasury STRIPS
     0.000%, 05/15/20                 2,500         785
                                                -------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $10,078)                                10,713
                                                -------

U.S. GOVERNMENT AGENCY OBLIGATIONS (1.6%)
FNMA
6.250%, 01/14/04                        250         250
   Private Export Funding
     6.620%, 10/01/05                   250         277
                                                -------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $483)                                      527
                                                -------

                                      Face      Market
                                     Amount      Value
                                      (000)      (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (3.0%)
   Morgan Stanley,
     5.05%, dated 09/30/98,
     matures 10/01/98, repurchase
     price $1,007,539 (collateralized
     by U.S. Treasury Note,
     par value $954,547, 7.75%,
     matures 02/15/01: market value
     $1,032,320)                     $1,007     $ 1,007
                                                -------
TOTAL REPURCHASE AGREEMENT
   (Cost $1,007)                                  1,007
                                                -------
TOTAL INVESTMENTS (100.0%)
   (Cost $32,007)                                33,383
                                                -------
OTHER ASSETS AND LIABILITIES, NET (0.0%)             (8)
                                                -------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 3,207,382 outstanding
     shares of beneficial interest               31,364
   Undistributed net investment income               12
   Accumulated net realized gain
     on investments                                 623
   Net unrealized appreciation
     on investments                               1,376
                                                -------
TOTAL NET ASSETS (100.0%)                       $33,375
                                                =======
   Net Asset Value, Offering and
     Redemption Price Per Share                  $10.41
                                                =======

CL--CLASS
CV--CONVERTIBLE
FHLMC--FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA--GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN--MEDIUM TERM NOTE
REMIC--REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER--SERIES
STRIPS--SEPARATELY TRADED AND REGISTERED INTEREST AND PRINCIPAL SECURITIES

  The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                                       CLOVER FUNDS
For the periods ended September 30, 1998

                                                               CLOVER        CLOVER       CLOVER        CLOVER
                                                              SMALL CAP      EQUITY       MAX CAP        FIXED
                                                               VALUE         VALUE        VALUE         INCOME
                                                                FUND          FUND       FUND (1)        FUND
---------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividends .......................................        $    121      $   1,575       $  30         $   --
   Interest ........................................              26            664           5          1,873
---------------------------------------------------------------------------------------------------------------------------

     Total Investment Income........................             147          2,239          35          1,873
---------------------------------------------------------------------------------------------------------------------------

Expenses:
   Investment Advisory Fees ........................             139            866           9            131
   Investment Advisory Fee Waiver ..................             (71)           (25)         (9)           (69)
   Administrator Fees ..............................              75            132          68             75
   Custodian Fees ..................................               8             10           5              7
   Transfer Agent Fees .............................              33            142          22             27
   Professional Fees ...............................              14             74           6             14
   Trustee Fees ....................................               1              5          --              1
   Registration Fees ...............................              17             24          15             17
   Pricing Fees ....................................               1              1           3              2
   Printing Expense ................................               7             41           4              8
   Amortization of Deferred Organizational Costs ...               4              3           9              3
   Insurance and Other Fees ........................               1              9           1              2
---------------------------------------------------------------------------------------------------------------------------
     Total Expenses ................................             229          1,282         133            218
---------------------------------------------------------------------------------------------------------------------------
   Less: Reimbursements by Advisor..................              --             --        (121)            --
---------------------------------------------------------------------------------------------------------------------------
     Total Net Expenses ............................             229          1,282          12            218
---------------------------------------------------------------------------------------------------------------------------

         Net Investment Income (Loss) ..............             (82)           957          23          1,655
---------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain From Securities Sold ..........             175            195          --            634
   Net Unrealized Appreciation (Depreciation)
     of Investment Securities ......................          (4,059)        (5,217)       (209)           861
---------------------------------------------------------------------------------------------------------------------------

   Net Realized and Unrealized Gain (Loss)
       on Investments ..............................          (3,884)        (5,022)       (209)         1,495
---------------------------------------------------------------------------------------------------------------------------

   Net Increase (Decrease) in Net Assets Resulting
      From Operations ..............................         $(3,966)       $(4,065)      $(186)        $3,150
---------------------------------------------------------------------------------------------------------------------------

(1) Clover Max Cap Value Fund commenced operations on October 31, 1997. Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (000)                           CLOVER FUNDS


                                                                                  CLOVER SMALL CAP
                                                                                     VALUE FUND
                                                                        -------------------------------------
                                                                                      FOR THE
                                                                         YEAR       ELEVEN-MONTH       YEAR
                                                                         ENDED      PERIOD ENDED       ENDED
                                                                        9/30/98        9/30/97       10/31/96
---------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income (Loss) .............................       $   (82)         $   (50)          $  --
   Net Realized Gain on Securities Sold .....................           175            1,014              67
   Net Unrealized Appreciation (Depreciation) of
     Investment Securities ..................................        (4,059)           2,889              77
---------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting
       from Operations ......................................        (3,966)           3,853             144
---------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ....................................            --               --              (4)
   Realized Capital Gain ....................................        (1,235)             (60)             --
---------------------------------------------------------------------------------------------------------------------------
     Total Distributions ....................................        (1,235)             (60)             (4)
---------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued ..............................         7,247            7,760           4,664
   Proceeds from Shares Issued in Lieu of
     Cash Distributions .....................................         1,219               59               3
   Cost of Shares Redeemed ..................................        (2,882)            (828)           (312)
---------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From
       Capital Share Transactions ...........................         5,584            6,991           4,355
---------------------------------------------------------------------------------------------------------------------------
     Total Increase (Decrease) in Net Assets.................           383           10,784           4,495
---------------------------------------------------------------------------------------------------------------------------
Net Assets:
     Beginning of Period ....................................        15,279            4,495              --
     End of Period ..........................................       $15,662          $15,279          $4,495
===========================================================================================================================
Shares Issued and Redeemed:
   Issued ...................................................           523              604             442
   Issued in Lieu of Cash Distributions .....................            96                5               1
   Redeemed .................................................          (214)             (65)            (29)
---------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Share Transactions ...........          405              544             414
---------------------------------------------------------------------------------------------------------------------------


                                                                                    CLOVER EQUITY                 CLOVER MAX CAP
                                                                                     VALUE FUND                     VALUE FUND
                                                                        ------------------------------------- ---------------------
                                                                                      FOR THE                         FOR THE
                                                                         YEAR       ELEVEN-MONTH    YEAR              PERIOD
                                                                         ENDED      PERIOD ENDED    ENDED          10/31/97 THRU
                                                                        9/30/98        9/30/97    10/31/96           9/30/98 (3)
-----------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income (Loss) .............................          $   957       $ 1,100       $  911        $       23
   Net Realized Gain on Securities Sold .....................              195        12,612        3,967                --
   Net Unrealized Appreciation (Depreciation) of
     Investment Securities ..................................           (5,217)        8,409        5,039              (209)
-----------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting
       from Operations ......................................           (4,065)       22,121        9,917              (186)
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ....................................             (954)       (1,119)        (992)              (23)
   Realized Capital Gain ....................................          (12,613)       (3,929)      (4,207)               --
-----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions ....................................          (13,567)       (5,048)      (5,199)              (23)
-----------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued ..............................            27,976       28,919       35,078             1,986
   Proceeds from Shares Issued in Lieu of
     Cash Distributions .....................................            13,258        4,923        5,130                22
   Cost of Shares Redeemed ..................................           (50,655)     (18,106)     (11,523)              (23)
-----------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From
       Capital Share Transactions ...........................            (9,421)      15,736       28,685             1,985
-----------------------------------------------------------------------------------------------------------------------------------
     Total Increase (Decrease) in Net Assets.................           (27,053)      32,809       33,403             1,776
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:
     Beginning of Period ....................................           117,859       85,050       51,647                --
     End of Period ..........................................          $ 90,806(1)  $117,859(1)   $85,050(1)        $ 1,776
===================================================================================================================================
Shares Issued and Redeemed:
   Issued ...................................................             1,547        1,714        2,281               193
   Issued in Lieu of Cash Distributions .....................               763          297          349                 2
   Redeemed .................................................            (2,789)      (1,054)        (758)               (2)
------------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Share Transactions ...........             (479)         957        1,872               193
------------------------------------------------------------------------------------------------------------------------------------



                                                                                            CLOVER FIXED
                                                                                             INCOME FUND
                                                                              ----------------------------------------
                                                                                               FOR THE
                                                                                 YEAR        ELEVEN-MONTH      YEAR
                                                                                 ENDED       PERIOD ENDED      ENDED
                                                                                 9/30/98         9/30/97      10/31/96
-----------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income (Loss) .............................                $   1,655        $ 1,216       $ 1,029
   Net Realized Gain on Securities Sold .....................                      634             50           208
   Net Unrealized Appreciation (Depreciation) of
     Investment Securities ..................................                      861            349          (166)
------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting
       from Operations ......................................                    3,150          1,615         1,071
------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ....................................                   (1,661)        (1,209)       (1,030)
   Realized Capital Gain ....................................                      (53)          (204)          (76)
-------------------------------------------------------------------------------------------------------------------------
     Total Distributions ....................................                   (1,714)        (1,413)       (1,106)
-------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued ..............................                    14,420          7,459         8,594
   Proceeds from Shares Issued in Lieu of
     Cash Distributions .....................................                     1,625          1,346         1,094
   Cost of Shares Redeemed ..................................                    (7,783)        (5,061)       (4,607)
-------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From
       Capital Share Transactions ...........................                     8,262          3,744         5,081
-------------------------------------------------------------------------------------------------------------------------
     Total Increase (Decrease) in Net Assets.................                     9,698          3,946         5,046
-------------------------------------------------------------------------------------------------------------------------
Net Assets:
     Beginning of Period ....................................                    23,677         19,731        14,685
     End of Period ..........................................                   $33,375(2)     $23,677(2)    $19,731(2)
==========================================================================================================================
Shares Issued and Redeemed:
   Issued ...................................................                     1,431            765           877
   Issued in Lieu of Cash Distributions .....................                       161            138           112
   Redeemed .................................................                      (772)          (519)         (471)
---------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Share Transactions ...........                      820            384           518
---------------------------------------------------------------------------------------------------------------------------

(1) Includes undistributed net investment income of $41, $38 and $57 as of September 30, 1998, September 30, 1997 and October 31, 1996, respectively.
(2) Includes undistributed net investment income of $12, $18 and $11, as of September 30, 1998, September 30, 1997 and October 31, 1996, respectively.
(3) The Clover Max Cap Value Fund commenced operations October 31, 1997. Amounts designated as "--" are either $0 or have been rounded to $0.

  The accompanying notes are an integral part of the financial statements.



                                                          20 & 21

FINANCIAL HIGHLIGHTS                                                CLOVER FUNDS

For a Share Outstanding Throughout each Period

          Net                  Realized and                                    Net                        Net
         Asset        Net       Unrealized    Distributions  Distributions    Asset                     Assets       Ratio
         Value    Investment     Gains or       from Net        from          Value                      End       of Expenses
       Beginning    Income       (Losses)on    Investment      Capital         End                    of Period    to Average
       of Period    (Loss)      Investments     Income          Gains       of Period  Total Return      (000)     Net Assets
      ----------  ----------  --------------  -------------  -------------  ---------  ------------   ---------   ------------

----------------------------
CLOVER SMALL CAP VALUE FUND
-----------------------------
1998     $15.94     (0.06)          (3.22)           --         (1.17)         $11.49      (21.25)%     $ 15,662        1.40%
1997(1)  $10.87     (0.04)           5.24            --         (0.13)         $15.94       48.23%      $ 15,279        1.40%*
1996(2)  $10.00      0.02            0.88         (0.03)           --          $10.87        8.97%      $  4,495        1.40%*
-------------------------
CLOVER EQUITY VALUE FUND
-------------------------
1998     $18.99      0.15           (1.12)        (0.15)        (2.02)         $15.85        (6.00)%     $ 90,806       1.10%
1997(1)  $16.20      0.18            3.54         (0.18)        (0.75)         $18.99        23.86%      $117,859       1.10%*
1996     $15.29      0.19            2.15         (0.22)        (1.21)         $16.20        16.47%      $ 85,050       1.10%
1995     $13.74      0.24            2.46         (0.22)        (0.93)         $15.29        21.25%      $ 51,647       1.10%
1994     $11.94      0.08            2.01         (0.08)        (0.21)         $13.74        17.80%      $ 25,249       1.14%
1993     $10.45      0.10            1.54         (0.10)        (0.05)         $11.94        15.83%      $ 15,070       1.18%
--------------------------
CLOVER MAX CAP VALUE FUND
--------------------------
1998(3)  $10.00      0.15           (0.79)        (0.15)          --           $ 9.21        (6.52)%     $  1,776       0.95%*
-------------------------
CLOVER FIXED INCOME FUND
-------------------------
1998     $ 9.92      0.57            0.51         (0.57)        (0.02)         $10.41        11.32%      $ 33,375       0.75%
1997(1)  $ 9.85      0.54            0.16         (0.54)        (0.09)         $ 9.92         7.43%      $ 23,677       0.75%*
1996     $ 9.89      0.59            0.01         (0.59)        (0.05)         $ 9.85         6.26%      $ 19,731       0.80%
1995     $ 9.14      0.58            0.77         (0.58)        (0.02)         $ 9.89        15.27%      $ 14,685       0.80%
1994     $10.85      0.57           (0.92)        (0.57)        (0.79)         $ 9.14        (3.54)%     $  9,762       0.80%
1993     $10.23      0.61            0.72         (0.61)        (0.10)         $10.85        13.40%      $  7,966       0.78%


                                               Ratio of Net
                                  Ratio of      Investment
                Ratio of Net      Expenses    Income (Loss)
                 Investment      to Average     to Average
                   Income        Net Assets       Net Assets
                 or (Loss)      (Excluding       (Excluding     Portfolio
                to Average      Waivers and      Waivers and    Turnover
                 Net Assets    Contributions)  Contributions)     Rate
               ------------    --------------   --------------  ---------

----------------------------
CLOVER SMALL CAP VALUE FUND
----------------------------
1998               (0.50)%          1.84%          (0.94)%       70.02%
1997(1)            (0.64)%*         2.43%*         (1.67)%*      59.03%
1996(2)            (0.03)%*         5.29%*         (3.92)%*      14.17%
-------------------------
CLOVER EQUITY VALUE FUND
-------------------------
1998                0.82%           1.12%           0.80%        42.10%
1997(1)             1.18%*          1.15%*          1.13%*       51.64%
1996                1.32%           1.21%           1.21%        51.36%
1995                1.82%           1.20%           1.72%        84.76%
1994                0.71%           1.30%           0.55%        58.44%
1993                0.89%           1.51%           0.56%        82.51%
--------------------------
CLOVER MAX CAP VALUE FUND
--------------------------
1998(3)             1.82%*         11.40%*         (8.63)%*      62.71%
-------------------------
CLOVER FIXED INCOME FUND
-------------------------
1998                5.67%           0.99%           5.43%        27.07%
1997(1)             6.03%*          1.02%*          5.76%*       11.83%
1996                6.00%           1.11%           5.69%        24.52%
1995                6.13%           1.40%           5.53%        35.84%
1994                5.88%           1.46%           5.22%        11.11%
1993                5.62%           1.29%           5.11%        68.61%

 * Annualized Returns are for the periods indicated and have not been annualized.
(1)On June 25, 1997 the Board of Trustees of TIP Funds approved a change in the Clover Funds' fiscal year end from October 31 to September 30, effective September 30, 1997.
(2)The Clover Small Cap Value Fund commenced operations on February 28, 1996.
(3)The Clover Max Cap Value Fund commenced operations on October 31, 1997.

Amounts designated as "--" are either $0 or have been rounded to $0.

NOTES TO FINANCIAL STATEMENTS                                       CLOVER FUNDS
September 30, 1998

1. ORGANIZATION:

TIP FUNDS (the "Trust") is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with 10 portfolios. The financial statements included herein are those of the Clover Small Cap Value Fund, the Clover Equity Value Fund, the Clover Max Cap Value Fund and the Clover Fixed Income Fund (the "Funds"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a Shareholder's interest is limited to the portfolio in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

     SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of the default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

     EXPENSES -- Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

NOTES TO FINANCIAL STATEMENTS (Continued)                           CLOVER FUNDS
September 30, 1998

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid quarterly to Shareholders for the Clover Small Cap Value Fund, the Clover Equity Value Fund, and the Clover Max Cap Value Fund and declared daily and paid monthly for the Clover Fixed Income Fund. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually.

     Distributions from net investment income and net realized capital gains are determined in accordance with the U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arise. These classifications have no effect on net assets or net asset value.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:

Organization costs have been capitalized by the Funds and are being amortized over sixty months commencing with the reorganization. In the event any of the initial shares of a Fund are redeemed by any holder thereof during the period that such Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an agreement under which the Administrator provides management and administrative services for an annual fee of .12% of the average daily net assets of each of the Funds up to $75 million,
 .10% on the next $75 million, .09% on the next $150 million, .08% on the next $300 million and .075% of such assets in excess of $600 million. There is a minimum annual fee of $75,000 per Fund payable to the Administrator for services rendered to the Funds under The Administration Agreement. The Administrator may, at its sole discretion waive all or a portion of its fees.

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend distributing agent for the Funds under a transfer agency agreement with the Trust. The Trust and the Distributor (CCM Securities, Inc.) are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

5. INVESTMENT ADVISORY AGREEMENT:
The Trust and Clover Capital Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to .85% of the average daily net assets of the Clover Small Cap Value Fund, .74% of the average daily net assets of the Clover Equity Value Fund and the Clover Max Cap Value Fund, and .45% of the average daily net assets of the Clover Fixed Income Fund.

NOTES TO FINANCIAL STATEMENTS (Concluded)                           Clover FUNDS
September 30, 1998

The Adviser has voluntarily agreed to waive all or a portion of its fees (and to reimburse the expenses of the Funds) in order to limit operating expenses to not more than 1.20% of the average daily net assets for net assets below $20 million and to not more than 1.10% for net assets of $20 million or more for the Clover Equity Value Fund. Operating expenses for the Clover Fixed Income Fund are limited to not more than .80% of the average daily net assets for net assets below $20 million and to not more than .75% for net assets of $20 million or more. Operating expenses for the Clover Small Cap Value Fund and the Clover Max Cap Value Fund are limited to 1.40% and .95%, respectively, of the Portfolio's average daily net assets. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

6. INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended September 30, 1998, are as follows
(000):
                  CLOVER     CLOVER    CLOVER    CLOVER
                SMALL CAP    EQUITY    MAX CAP    FIXED
                  VALUE      VALUE     VALUE     INCOME
                   FUND       FUND      FUND      FUND
                 --------   --------  --------  --------
Purchases
  Government      $    --   $    --    $   --    $11,420
  Other             14,572    46,518     2,712     2,349
Sales
  Government      $     --  $     --   $    --   $ 6,769
  Other             10,944    77,630       781       841

At September 30, 1998, the total cost of securities for Federal income tax purposes was $16,816,918 for Clover Small Cap, $79,955,783 for Clover Equity Value, $2,035,573 for Clover Max Cap and $32,006,012 for Clover Fixed Income. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at September 30, 1998, is as follows (000):

                    CLOVER    CLOVER  CLOVER   CLOVER
                  SMALL CAP   EQUITY  MAX CAP  FIXED
                    VALUE     VALUE    VALUE   INCOME
                     FUND      FUND    FUND     FUND
                  --------  --------  -------  -------
  Aggregate
  gross
  unrealized
  appreciation     $ 1,339  $19,866  $   55    $1,403
  Aggregate
  gross
  unrealized
  depreciation      (2,457)  (7,994)   (276)      (26)
                   -------  -------  ------    ------
  Net unrealized
  appreciation
  (depreciation)   $(1,118) $11,872  $ (221)   $1,377
                   =======  =======  ======    ======

7. CONCENTRATION OF CREDIT RISK:

The Clover Fixed Income Fund invests primarily in fixed income securities which are rated in the top four rating categories by either Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), or if not rated, determined by the Adviser to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

The summary of credit quality rating for securities held by the Fund at September 30, 1998 is as follows:

                    S&P                  MOODY'S
              ---------------       ---------------
Bonds:        AAA      52.88%       Aaa     51.47%
              AA       17.64%       Aa      15.89%
              A        13.19%       A       21.77%
              BBB       7.82%       Baa      3.15%
              BB        3.96%       Ba       3.96%
              B         3.76%       B        3.76%
              NR        0.75%       NR         --
                       ------               ------
                       100.0%               100.0%

REPORT OF INDEPENDENT AUDITORS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
TIP FUNDS

     We have audited the accompanying statements of net assets of the Clover Small Cap Value Fund, the Clover Equity Value Fund, the Clover Max Cap Value Fund, and the Clover Fixed Income Fund (four of the funds constituting the TIP Funds) as of September 30, 1998, and the related statements of operations for the period then ended, and the statements of changes in net assets for the periods ended September 30, 1998 and September 30, 1997. We have also audited the financial highlights for the periods ended September 30, 1998 and September 30, 1997 presented therein for the Clover Small Cap Value Fund, the Clover Equity Value Fund, and the Clover Fixed Income Fund, and for the period ended September 30, 1998 presented therein for the Clover Max Cap Value Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the period ended October 31, 1996 and the financial highlights for the periods ended October 31, 1993 through October 31, 1996 for the Clover Small Cap Value Fund, the Clover Equity Value Fund, and the Clover Fixed Income Fund were audited by other auditors whose report dated December 6, 1996 expressed an unqualified opinion on those statements and financial highlights.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Clover Small Cap Value Fund, the Clover Equity Value Fund, the Clover Max Cap Value Fund, and the Clover Fixed Income Fund of the TIP Funds at September 30, 1998, the results of their operations for the period then ended, the changes in their net assets for the periods ended September 30, 1998 and September 30, 1997, and financial highlights for the periods ended September 30, 1998 and September 30, 1997 presented therein for the Clover Small Cap Value Fund, the Clover Equity Value Fund, and the Clover Fixed Income Fund, and for the period ended September 30, 1998 presented therein for the Clover Max Cap Value Fund, in conformity with generally accepted accounting principles.



/s/signature omitted



Philadelphia, Pennsylvania
November 2, 1998

                             NOTICE TO SHAREHOLDERS
                                       OF
                                  CLOVER FUNDS
                                   (UNAUDITED)

For the shareholders that do not have a September 30, 1998 taxable year end, this notice is for informational purposes only. For shareholders with a September 30, 1998 taxable year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended September 30, 1998, each portfolio is designating the following items with regard to distributions paid during the year.


                                                                LONG TERM           MID TERM
                                                               (20% RATE)          (28% RATE)          ORDINARY
                                                              CAPITAL GAIN        CAPITAL GAIN          INCOME
           PORTFOLIO                                          DISTRIBUTIONS       DISTRIBUTIONS      DISTRIBUTIONS
           ---------                                          -------------       --------------     --------------
TIP Funds - Clover Capital Fixed Income Fund                        2.25%                0.75%             97.01%
TIP Funds - Clover Max Cap Value Fund                               0.00%                0.00%            100.00%
TIP Funds - Clover Capital Small Cap Fund                          19.17%               22.55%             58.28%
TIP Funds - Clover Capital Equity Value Fund                        2.49%               91.93%              5.58%



                                                               TAX-EXEMPT             TOTAL           QUALIFYING
           PORTFOLIO                                            INTEREST          DISTRIBUTIONS      DIVIDENDS (1)
           ---------                                          ------------        ------------       --------------
TIP Funds - Clover Capital Fixed Income Fund                        0.00%              100.00%              0.00%
TIP Funds - Clover Max Cap Value Fund                               0.00%              100.00%             54.69%
TIP Funds - Clover Capital Small Cap Fund                           0.00%              100.00%              0.00%
TIP Funds - Clover Capital Equity Value Fund                        0.00%              100.00%            100.00%



-----------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributions".

TRUST
TIP Funds
P.O. Box 419805
Kansas City, MO 64141-6805


INVESTMENT ADVISER
Clover Capital Management, Inc.


DISTRIBUTOR
CCM Securities, Inc.


ADMINISTRATOR
SEI Investments Mutual Funds Services


LEGAL COUNSEL
Morgan, Lewis & Bockius LLP


INDEPENDENT AUDITORS
Ernst & Young LLP





To open an account, receive account information, make inquiries, or request literature:
1-800-224-6312





THIS REPORT WAS PREPARED FOR SHAREHOLDERS IN THE
TIP FUNDS. IT MAY BE DISTRIBUTED TO OTHERS ONLY
IF PRECEDED OR ACCOMPANIED BY A TIP FUNDS PROSPECTUS,
WHICH CONTAINS DETAILED INFORMATION.